FORMER BULK PARTNERS CONVERTIBLE REDEEMABLE PREFERRED STOCK (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Noncontrolling Interest [Line Items]
Temporary Equity, Shares Authorized	112,500	112,500
Temporary Equity, Par or Stated Value Per Share	$ 1,000	$ 1,000
Temporary Equity, Shares Outstanding	0	89,114
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 0	$ 21,899,180
Payments of Stock Issuance Costs		274,000
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash		7,517,915
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends	11,776,661	45,843
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date	$ 0	$ 0
Stock Issued During Period Shares Stock Dividend	16,556.3
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued During Period Shares Issuance Of Convertible Redeemable Preferred Stock		21,899.181
Bulk Cajun [Member]
Noncontrolling Interest [Line Items]
Debt Instrument, Face Amount		$ 11,000,000
Redeemable Convertible Preferred Stock [Member]
Noncontrolling Interest [Line Items]
Temporary Equity, Shares Authorized		112,500
Temporary Equity, Par or Stated Value Per Share		$ 1,000
Temporary Equity, Shares Outstanding		89,114
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash		$ (29,143,355)
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends	$ (28,332,960)	$ (213,152)
Stock Issued During Period, Shares, Issuance Of Convertible Redeemable Preferred Stock As Repayment Of Notes Payable		3,000
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date	$ 0	$ 0
Stock Issued During Period, Shares, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends	16,556	167
Increase in Carrying Amount of Redeemable Preferred Stock		$ 1,429,217
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Redeemable Convertible Preferred Stock [Member] | Stockholder Agreement [Member]
Noncontrolling Interest [Line Items]
Preferred Stock, Conversion Basis		916.07
Retained Earnings [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash		$ 7,105,607
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends	$ 0	45,843
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date	11,776,661	4,927,423
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock		1,261,797
Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash		412,308
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends	11,776,661	0
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date	(11,776,661)	(4,927,423)
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock		167,420
Parent [Member]
Noncontrolling Interest [Line Items]
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock For Cash		7,517,915
Stock Issued During Period, Value, Issuance Of Convertible Redeemable Preferred Stock As Settlement Of Accrued Dividends	11,776,661	45,843
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date	$ 0	$ 0